Revenue	12 Months Ended
Jun. 30, 2019
Text block [abstract]
Revenue	Note 5. Revenue

		Consolidated
	2019 A$000	2018 A$000	2017 A$000

Revenue
Bank interest	—	119	249

	—	119	249

Revenue from continuing operations	—	119	249